INCOME TAXES - Schedule of Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	$ (6)	$ (5)
Net income statement movement	(8)	(1)
Acquired in business combinations	(7)
Deferred tax liability (asset) ending balance	(21)	(6)
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	(10)	(5)
Net income statement movement	(9)	(5)
Acquired in business combinations	0
Deferred tax liability (asset) ending balance	(19)	(10)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	(2)	(4)
Net income statement movement	2	2
Acquired in business combinations	(7)
Deferred tax liability (asset) ending balance	(7)	(2)
Trade receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	2	2
Net income statement movement	1	0
Acquired in business combinations	0
Deferred tax liability (asset) ending balance	3	2
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	1	1
Net income statement movement	0	0
Acquired in business combinations	0
Deferred tax liability (asset) ending balance	1	1
Accounts payable
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	1	1
Net income statement movement	0	0
Acquired in business combinations	0
Deferred tax liability (asset) ending balance	1	1
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	2	0
Net income statement movement	(2)	2
Acquired in business combinations	0
Deferred tax liability (asset) ending balance	$ 0	$ 2